ACQUISITIONS (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 17, 2020	Dec. 31, 2019
Goodwill	$ 20,021,357	$ 20,021,357	$ 19,627,856		$ 17,947,989
Initial Reported [Member]
Cash		65,465	451,354
Accounts receivable		154,162	884,423
Other current assets		15,262	16,506
Property, equipment and leasehold improvements		24,639	56,610
Right-of-use asset		1,044,864
Other assets		23,617
Intangible assets		270,000	750,000
Total identifiable assets acquired		1,598,009	2,221,972
Accounts payable		(104,724)	(12,004)
Accrued expenses and other current liabilities		259,936
Lease liability		(1,044,864)
Deferred revenue		(56,994)	(20,622)
Line of credit		(456,527)
Deferred tax liability		(38,851)	(182,487)
Loans payable		75,550
Total liabilities assumed		(2,037,446)	(1,546,887)
Net identifiable assets acquired		439,437	675,085
Goodwill		470,595	1,634,496	$ 1,472,379
Net assets acquired		31,158	2,309,581
Deposits			63,079
Accrued expenses			(94,702)
Talent liability			(842,317)	$ (24,328)
Other current liability			(90,586)
Paycheck Protection Program loan			(304,169)
Revision of Prior Period, Adjustment [Member]
Cash
Accounts receivable			(35,448)
Other current assets
Property, equipment and leasehold improvements
Right-of-use asset
Other assets
Intangible assets
Total identifiable assets acquired			(35,448)
Accounts payable
Accrued expenses and other current liabilities
Lease liability
Deferred revenue
Line of credit
Deferred tax liability
Loans payable
Total liabilities assumed			114,914
Net identifiable assets acquired			79,466
Goodwill		5,557	(162,117)
Net assets acquired		5,557	(82,651)
Deposits
Accrued expenses
Talent liability			24,328
Other current liability			90,586
Paycheck Protection Program loan
Previously Reported [Member]
Cash		65,465	451,354
Accounts receivable		154,162	848,975
Other current assets		15,262	16,506
Property, equipment and leasehold improvements		24,639	56,610
Right-of-use asset		1,044,864
Other assets		23,617
Intangible assets		270,000	750,000
Total identifiable assets acquired		1,598,009	2,186,524
Accounts payable		(104,724)	(12,004)
Accrued expenses and other current liabilities		259,936
Lease liability		(1,044,864)
Deferred revenue		(56,994)	(20,622)
Line of credit		(456,527)
Deferred tax liability		(38,851)	(182,487)
Loans payable		75,550
Total liabilities assumed		(2,037,446)	(1,431,973)
Net identifiable assets acquired		439,437	754,551
Goodwill		476,152	1,472,379
Net assets acquired		$ 36,715	2,226,930
Deposits			63,079
Accrued expenses			(94,702)
Talent liability			(817,989)
Other current liability
Paycheck Protection Program loan			$ (304,169)